Equity transactions (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jun. 18, 2020	Apr. 17, 2020	Jan. 06, 2020	Apr. 05, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 26, 2018	Jun. 25, 2018	Jan. 19, 2016	Jan. 18, 2016	Jan. 29, 2008
Class of Stock [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000		10,000,000	1,000,000			1,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Number of Warrants, Exercised					(518,575)	298,914
Number of shares issued for exercise of warrants						439,770
Ordinary shares, par value					$ 0.004	$ 0.004		$ 0.004	$ 0.004	$ 0.004	$ 0.001
Share price							$ 1.45
Aggregate proceeds							$ 3,600
Ordinary shares issued to employees, directors and consultants			80,000
Grant date fair value for ordinary shares issued to independent directors and certain employees			$ 1.00
Stock Purchase Agreement
Class of Stock [Line Items]
Number of shares issued		4,500,000
Ordinary shares, par value		$ 0.004
Share price		$ 0.80
Aggregate proceeds		$ 3,600
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued	4,500,000			434,783
Aggregate proceeds	$ 3,600
Investor [Member]
Class of Stock [Line Items]
Number of Warrants, Exercised						422,922
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Exercised						95,653